Goodwill and Intangibles Level 4 (Details) - Rollforward of Goodwill (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill, Acquired During Period	$ 13
Goodwill, Translation Adjustments	(6)	0
Goodwill [Roll Forward]
Goodwill, Beginning Balance	112	169
Goodwill, Ending Balance	119	112
Accumulated Foreign Currency Translation	(6)	0
Goodwill, Impaired, Accumulated Impairment Loss	(57)	(57)
EPCD [Member]
Goodwill [Line Items]
Goodwill, Acquired During Period	13
Goodwill, Translation Adjustments	(1)	1
Goodwill [Roll Forward]
Goodwill, Beginning Balance	34	90
Goodwill, Ending Balance	46	34
Accumulated Foreign Currency Translation	2	3
Goodwill, Impaired, Accumulated Impairment Loss	(57)	(57)
FPD [Member]
Goodwill [Line Items]
Goodwill, Translation Adjustments	(5)	(1)
Goodwill [Roll Forward]
Goodwill, Beginning Balance	78	79
Goodwill, Ending Balance	73	78
Accumulated Foreign Currency Translation	(8)	(3)
Goodwill, Impaired, Accumulated Impairment Loss	$ 0	$ 0